Pay vs Performance Disclosure number in Millions	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Fiscal Year(1)	Summary Compensation Table Total for PEO(2)	Compensation Actually Paid to PEO(3)	Average Summary Compensation Table Total for non-PEO NEOs(2)	Average Compensation Actually Paid to non-PEO NEOs(3)	Value of Initial Fixed $100 Investment Based On:(4)		Net Income ($ millions)(6)	Adjusted EBITDA ($ millions)(7)
					Total Shareholder Return	Peer Group Total Shareholder Return(5)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2023	$3,344,902	$1,623,393	$859,491	$608,623	$45.51	$104.88	$(79.0)	$97.6
2022	$7,306,431	$3,576,015	$1,163,613	$709,649	$57.87	$99.72	$(38.3)	$149.3

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote	Ms. Jacobsmeyer served as our Principal Executive Officer (PEO) for each of 2022 and 2023. Our non-PEO NEOs (Non-PEO NEOs for 2023 were Mses. Carlisle, Jolley, and Marion and Mr. Black, and our Non-PEO NEOs for 2022 were Mses. Carlisle, Jolley, Kalvaitis, and Marion and Mr. Knight.
Peer Group Issuers, Footnote	The peer group for which TSR is provided in column (g) is the S&P Health Care Service Select Constituents Industry Index, (the Peer Group) which is used for the Company’s stock performance chart in the 2023 Form 10-K.
PEO Total Compensation Amount	$ 3,344,902	$ 7,306,431
PEO Actually Paid Compensation Amount	$ 1,623,393	3,576,015
Adjustment To PEO Compensation, Footnote	The following amounts were deducted from / added to the SCT total compensation in accordance with the SEC-mandated adjustments to calculate CAP to our PEO and average CAP to our Non-PEO NEOs. The fair value of equity awards was determined using methodologies and assumptions developed in a manner substantively consistent with those used to determine the grant date fair value of such awards.
PEO SCT Total to CAP Reconciliation

Fiscal Year	2023
SCT Total	$3,344,902
– Grant Date Fair Value of Stock Awards Granted in Fiscal Year	(1,488,520)
– Grant Date Fair Value of Option Awards Granted in Fiscal Year	(535,344)
± Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	909,496
± Change in Fair Value (from Prior Year-End to Covered Year-End) of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	(768,198)
± Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	—
± Change in Fair Value (from Prior Year-End to Vesting Date) of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	161,057
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	—
+ Dividends or Other Earnings Paid on Stock Awards in the Fiscal Year Prior to the Vesting Date that are not otherwise included in the Total Compensation for the Fiscal Year	—
Compensation Actually Paid to PEO (column (c))	$1,623,393

Non-PEO NEO Average Total Compensation Amount	$ 859,491	1,163,613
Non-PEO NEO Average Compensation Actually Paid Amount	$ 608,623	709,649
Adjustment to Non-PEO NEO Compensation Footnote	The following amounts were deducted from / added to the SCT total compensation in accordance with the SEC-mandated adjustments to calculate CAP to our PEO and average CAP to our Non-PEO NEOs. The fair value of equity awards was determined using methodologies and assumptions developed in a manner substantively consistent with those used to determine the grant date fair value of such awards.
Non-PEO NEO Average SCT Total to Average CAP Reconciliation

Fiscal Year	2023
Average SCT Total	$859,491
– Grant Date Fair Value of Stock Awards Granted in Fiscal Year	(354,975)
– Grant Date Fair Value of Option Awards Granted in Fiscal Year	—
± Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	170,537
± Change in Fair Value (from Prior Year-End to Covered Year End) of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	(58,286)
± Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	—
± Change in Fair Value (from Prior Year-End to Vesting Date) of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(8,144)
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	—
+ Dividends or Other Earnings Paid on Stock Awards in the Fiscal Year Prior to the Vesting Date that are not otherwise included in the Total Compensation for the Fiscal Year	—
Average Compensation Actually Paid to Non-PEO NEOs (column (e))	$608,623

Compensation Actually Paid vs. Total Shareholder Return
The chart below illustrates the relationship between the PEO CAP and Non-PEO NEO average CAP amounts and the Company’s and Peer Group’s TSR during 2022 - 2023 assuming a $100 initial investment on July 1, 2022.

Compensation Actually Paid vs. Net Income	The charts below illustrate the relationship between the PEO CAP and Non-PEO NEO average CAP amounts and the Company’s Net Income and Adjusted EBITDA during 2022 - 2023.
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
The chart below illustrates the relationship between the PEO CAP and Non-PEO NEO average CAP amounts and the Company’s and Peer Group’s TSR during 2022 - 2023 assuming a $100 initial investment on July 1, 2022.

Tabular List, Table

Most Important Performance Measures
Adjusted EBITDA
Adjusted Free Cash Flow per Share
Relative Total Shareholder Return

Total Shareholder Return Amount	$ 45.51	57.87
Peer Group Total Shareholder Return Amount	104.88	99.72
Net Income (Loss)	$ (79,000,000.0)	$ (38,300,000)
Company Selected Measure Amount	97.6	149.3
PEO Name	Ms. Jacobsmeyer
Additional 402(v) Disclosure
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between compensation actually paid (“CAP”) to our named executive officers (“NEOs”) and certain financial performance metrics of the Company using a methodology that has been prescribed by the SEC. As permitted by Item 402(v) of Regulation S-K, we are providing such disclosure for only 2022 and 2023 only, because we were not required to report pursuant to Section 13(a) or 15(d) of the Exchange Act prior to 2022. You should refer to the “Compensation Discussion and Analysis” in this proxy statement for further discussion of how executive compensation relates to Company performance and how the Compensation Committee makes its decisions.
Amounts reported represent (i) the total compensation reported in the Summary Compensation Table (“SCT”) for each respective year in the case of our PEO and (ii) the average of the total compensation reported in the SCT for each respective year for our Non-PEO NEOs for such years.Pursuant to rules of the SEC, total shareholder return (TSR) assumes $100 was invested on July 1, 2022 (i.e., the date we became a publicly traded company) in our common stock or the common stock of the Peer Group (as defined below), as applicable.Net income (loss) for periods prior the Separation is attributable to Encompass’ home health and hospice segment.
The following table lists the three financial performance measures that we believe represent the most important financial performance measures the Company used to link CAP to our NEOs for fiscal 2023 to our performance as further described in our “Compensation Discussion and Analysis” in this proxy statement within the sections titled “Annual Incentives” and “Long-Term Incentives.”

Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description	Adjusted EBITDA is a non-GAAP measure and calculated as GAAP Net income (loss) adjusted to exclude (i) income tax (benefit) expense, (ii) interest expense and amortization of debt discounts and fees, (iii) depreciation and amortization, (iv) gains or losses on disposal or impairment of assets or goodwill, (v) stock‑based compensation, (vi) net income attributable to noncontrolling interest, (vii) unusual or nonrecurring items not typical of ongoing operations, and (viii) gain on consolidation of joint venture formerly accounted for under the equity method of accounting.
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted Free Cash Flow per Share
Measure:: 3
Pay vs Performance Disclosure
Name	Relative Total Shareholder Return
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,488,520)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(535,344)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	909,496
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(768,198)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	161,057
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(354,975)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	170,537
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(58,286)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(8,144)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0